Consolidated Statements of Results of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2011 Successor [Member]	Jun. 30, 2012 Successor [Member]	Jun. 30, 2012 Successor [Member]	Jun. 30, 2011 Predecessor [Member]	Jun. 30, 2011 Predecessor [Member]	Nov. 27, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]
Revenues	$ 156.9	$ 382.0	$ 816.0	$ 433.3	$ 913.9	$ 1,670.9	$ 1,831.4	$ 1,539.4
Cost of revenues:
Fuel	35.8	68.9	166.3	92.1	191.9	355.8	383.9	330.4
Purchased power	36.7	80.3	175.1	113.6	234.4	404.6	387.4	260.2
Amortization of intangibles	11.6	19.2	47.0	0	0	0	0	0
Total cost of revenues	84.1	168.4	388.4	205.7	426.3	760.4	771.3	590.6
Gross margin	72.8	213.6	427.6	227.6	487.6	910.5	1,060.1	948.8
Operating expenses:
Operation and maintenance	47.5	103.8	205.5	106.8	206.2	377.8	340.6	306.5
Depreciation and amortization	11.6	31.1	62.5	35.1	70.2	129.4	139.4	145.5
General taxes	7.6	21.3	43.0	19.9	44.6	75.5	75.7	68.6
Total operating expenses	66.7	156.2	311.0	161.8	321.0	582.7	555.7	520.6
Operating income	6.1	57.4	116.6	65.8	166.6	327.8	504.4	428.2
Other income / (expense), net:
Investment income	0.1	0.2	0.3	0.1	0.2	0.4	1.8	(0.6)
Interest expense	(11.5)	(32.4)	(62.0)	(17.6)	(34.5)	(58.7)	(70.6)	(83.0)
Charge for early redemption of debt	0				(15.3)	(15.3)	0	0
Other expense	(0.3)	(0.9)	(1.2)	(0.3)	(0.7)	(1.7)	(2.3)	(3.0)
Total other income / (expense), net	(11.7)	(33.1)	(62.9)	(17.8)	(50.3)	(75.3)	(71.1)	(86.6)
Earnings before income tax	(5.6)	24.3	53.7	48.0	116.3	252.5	433.3	341.6
Income tax expense	0.6	12.4	20.1	16.3	41.1	102.0	143.0	112.5
Net income	$ (6.2)	$ 11.9	$ 33.6	$ 31.7	$ 75.2	$ 150.5	$ 290.3	$ 229.1
Average number of common shares outstanding (millions):
Basic				114.2	114.1	114.5	115.6	112.9
Diluted				114.9	114.7	115.1	116.1	114.2
Earnings per share of common stock:
Basic				$ 0.28	$ 0.66	$ 1.31	$ 2.51	$ 2.03
Diluted				$ 0.28	$ 0.66	$ 1.31	$ 2.50	$ 2.01
Dividends paid per share of common stock				$ 0.3325	$ 0.665	$ 1.54	$ 1.21	$ 1.14